Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value on recurring basis
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	$ 193,858	$ 212,369	$ 210,318
Liabilities measured at fair value on a recurring basis
Derivative - interest rate swap	80	166	468
Fair Value Liabilities, Total	80	166	468
Fair value on recurring basis | US Treasury notes
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	51,312	51,375
Fair value on recurring basis | Municipal bonds
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	23,326	22,682	29,441
Fair value on recurring basis | Other bonds and debentures
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	65	70	24,447
Fair value on recurring basis | Mortgage-backed securities
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	118,721	137,841	155,942
Fair value on recurring basis | Equity securities
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	434	401	488
Quoted Prices in Active Markets for Identical Assets Level 1 | Fair value on recurring basis
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	434	401	488
Quoted Prices in Active Markets for Identical Assets Level 1 | Fair value on recurring basis | Equity securities
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	434	401	488
Significant Other Observable Inputs Level 2
Liabilities measured at fair value on a recurring basis
Derivative - interest rate swap	80	166
Significant Other Observable Inputs Level 2 | Fair value on recurring basis
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	193,424	211,968	209,830
Liabilities measured at fair value on a recurring basis
Derivative - interest rate swap	80	166	468
Fair Value Liabilities, Total	80	166	468
Significant Other Observable Inputs Level 2 | Fair value on recurring basis | US Treasury notes
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	51,312	51,375
Significant Other Observable Inputs Level 2 | Fair value on recurring basis | Municipal bonds
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	23,326	22,682	29,441
Significant Other Observable Inputs Level 2 | Fair value on recurring basis | Other bonds and debentures
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	65	70	24,447
Significant Other Observable Inputs Level 2 | Fair value on recurring basis | Mortgage-backed securities
Assets measured at fair value on a recurring basis
Fair Value Assets, Total	$ 118,721	$ 137,841	$ 155,942